Investments (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investment Details 1Abstract
Opening balance	$ 267,623	$ 280,450
Charge (release) of provision for investment in debt securities	515	(12,827)
Ending balance	$ 268,138	$ 267,623